Commitments and Contingencies - Charter Hire (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Minimum Future Charter Revenues for the year ending
2019	$ 121,333
2020	125,783
2021	114,794
2022	103,824
2023	103,824
2024 and thereafter	654,475
Total	$ 1,224,033